Accounts Receivable, Net (Details) - Schedule of movements of the expected credit loss provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Movements Of The Expected Credit Loss Provision Abstract
At beginning of year	$ 51
Provision for the year	503	51
At end of year	$ 554	$ 51